Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 6,487	$ (153,098)	$ (552,069)	$ (516,505)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	1,103	4,853	2,975	2,979
Stock-based compensation	15,102	3,347	17,653	11,345
Vesting of restricted stock awards for employee bonus				18,617
Loss on disposal of property and equipment	3,698		2,695	64,191
Change in fair value measurement of related party notes payable and notes payable	(79,462)	(1,186)	(25,471)	22,700
Change in fair value measurement of warrant liability	(18,219)		95,130
Change in fair value measurement of earnout liability	2,764
Amortization of operating lease right-of-use assets and intangible assets	736		2,520	368
Loss (gain) on foreign exchange	653	894	2,484	(845)
Loss (gain) on forgiveness of accounts payable and deposits, net (see Note 5)			5,200	(7,005)
Non-cash interest expense	4,533	2,319	10,078	41,014
Loss on extinguishment of related party notes payable, notes payable and vendor payables in trust, net	3,021		7,690	86,904
Gain on forgiveness of vendor payables in trust				(1,731)
Reserve for unrecoverable value added taxes				6,404
Other	338	108	776	842
Changes in operating assets and liabilities:
Deposits	(29,370)	6,840	28,136	(48,503)
Other current and non-current assets	6,368	2,095	(8,841)	(16,906)
Accounts payable	(10,367)	5,747	57,021	(36,625)
Accrued expenses and other current liabilities	(9,626)	14,527	(14,947)	31,824
Operating lease liabilities	(542)	(882)	(1,620)
Accrued interest expense	(197)	(7,928)	(12,468)
Transfers between vendor payables in trust and accounts payable				1,167
Net cash used in operating activities	(102,980)	(122,364)	(383,058)	(339,765)
Cash flows from investing activities
Payments for property and equipment	(16,873)	(44,398)	(123,222)	(95,681)
Net cash used in investing activities	(16,873)	(44,398)	(123,222)	(95,681)
Cash flows from financing activities
Proceeds from notes payable, net of original issuance discount	131,800		73,800	172,031
Proceeds from exercise of warrants	4,079		4,229
Repurchase and retirement of Common Stock			(767)
Payments of notes payable	(6)	(87,065)
Settlement of notes payable transaction costs	(1,139)
Payments of finance lease obligations	(335)	(466)	(1,888)
Payments of capital lease obligations				(3,212)
Proceeds from issuance of Class A Common Stock in the Business Combination				229,583
Proceeds from issuance of Class A Common Stock pursuant to the PIPE Financing				761,400
Transaction costs paid in connection with the Business Combination				(23,148)
Transaction costs paid in connection with the PIPE Financing				(61,130)
Payments of vendor payables in trust				(27,722)
Transfers between vendor payables in trust and accounts payable				(1,167)
Proceeds from related party notes payable				200
Payments of stock issuance costs				(1,071)
Proceeds from exercise of stock options	44	1,855	9,535	10,587
Payments of notes payable issuance costs			(3,834)	(3,355)
Payments of notes payable, including liquidation premium			(87,279)	(48,210)
Payments of related party notes payable			(517)	(38,217)
Net cash (used in) provided by financing activities	134,443	(85,676)	(6,721)	966,569
Effect of exchange rate changes on cash and restricted cash	170	(653)	1,038	(2,473)
Net (decrease) increase in cash and restricted cash	14,760	(253,091)	(511,963)	528,650
Cash and restricted cash, beginning of period	18,514	530,477	530,477	1,827
Cash and restricted cash, end of period	33,274	277,386	18,514	530,477
Cash	31,769	276,374	16,968	505,091
Restricted cash	1,505	1,012	1,546	25,386
Total cash and restricted cash, end of period	33,274	277,386	18,514	530,477
Supplemental disclosure of cash flow information
Cash paid for interest	324	10,040	13,577	6,317
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new operating leases entered into during the year ended December 31, 2022			21,865
Exchange of Legacy FF redeemable preference stock for a commitment to issue Class A Common Stock				859,182
Conversion of convertible note to equity			99,481	98,375
Exchange of Legacy FF convertible preferred stock for a commitment to issue Class B Common Stock				697,611
Issuance of warrants			9,938	17,596
Settlement of notes payable and accrued interest for a commitment to issue Class A Common Stock				68,541
Additions of property and equipment included in accounts payable and accrued expenses	17,249	1,881	8,041	863
Settlement of related party notes payable and related party accrued interest for a commitment to issue Class A Common Stock				69,218
Troubled debt restructuring accounted for as a capital transaction			17,399
Settlement of vendor payables in trust for a commitment to issue Class A Common Stock				96,186
Liability for insufficient authorized shares related to stock options and restricted stock units			3,976
Reclassification of deferred transaction costs paid in prior periods against the proceeds received in the Business Combination				7,865
Liability for insufficient authorized shares related to earnout			2,250
Settlement of finance leases with prepaid deposit			709
Issuance pursuant to commitment to issue registered shares			32,900
Receipt of class A Common Stock in consideration of exercises of options			669
Reclassification of liability for insufficient authorized shares related to stock options and RSUs	8,979
Reclassification of earnout shares liability to equity as part of authorized share increase	5,014
Conversion of notes payable and accrued interest into Class A Common Stock	46,296		926
Transfer of private warrants to unaffiliated parties			$ 264
Conversion of related party notes payable and related party accrued interest into Class A Common Stock				294,796
Conversion of assumed convertible and promissory notes payable into Class A Common Stock and Private Warrants				1,080
Conversion of The9 Conditional Obligation to Class A Common Stock				$ 2,863
Issuance of SPA Notes pursuant to the Exchange Agreement (Note 9)	41,000
Issuance of SPA Warrants pursuant to the Exchange Agreement (Note 9)	26,455
Disposal of SPA Warrants and ATW NPA Warrants pursuant to the Exchange Agreement (Note 9)	77,577
Change in classification of warrants from Additional paid-in capital to liability pursuant to the Warrant Exchange (Note 9)	$ 6,811
Recognition of operating right of use assets and lease liabilities upon adoption of ASC 842 and for new leases entered into in 2022		$ 8,206